Accumulated other comprehensive loss	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Accumulated other comprehensive loss

9. Accumulated other comprehensive loss

In 2020, Accumulated other comprehensive loss increased to $36,994 ($18,353 in 2019) mainly due to unrealized losses from hedging financial instruments of $18,641 (losses of $9,693 and $3,355 in 2019 and 2018, respectively).